INCOME TAXES (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes [Line Items]
Deferred tax	$ (15)	$ (121)	$ 7
Income tax expenses (Benefit)	172	(37)	186
HONG KONG [Member]
Provision For Income Taxes [Line Items]
Current tax	155	68	179
Deferred tax	(15)	(121)	7
Income tax expenses (Benefit)	140	(53)	186
CHINA [Member]
Provision For Income Taxes [Line Items]
Current tax	$ 32	$ 16	$ 0